Accounts Receivable, Net - Schedule of Ageing Analysis of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	$ 5,212,415	$ 7,100,656
Within 90 days [Member]
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	4,551,999	6,658,709
Between 91 and 180 days [Member]
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	628,250	410,001
Between 181 and 365 days [Member]
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	$ 32,166	$ 31,946